Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
We structure our compensation using a mix of short-term compensation, in the form of base salaries and annual cash incentive payments, and long-term compensation, in the form of equity-based awards, to meet our NEO compensation objectives of:

•	Attracting, motivating, developing, and retaining quality executives who will increase long-term stockholder value.

•	Providing total compensation that is commensurate with position and experience , primarily through annual and long-term incentives aligned with the long-term interests of our stockholders.

•	Rewarding exceptional performance and long-term commitment to EPAM.
Our Compensation Discussion and Analysis that begins on page 25 of this Proxy Statement provides more information on our approach and methodology for making executive compensation decisions. As noted in the Compensation Discussion and Analysis, particularly in the tables starting on page 35, our compensation decisions are made using the value of equity-based awards measured as of the date the equity award was granted, which differs from the values in the table below which are calculated according to prescribed SEC rules. Particularly, the amounts listed in the tables and graphs below labeled as “Compensation Actually Paid” does not represent the value of cash and equity awards that we paid to our NEOs during any year, but rather is an amount calculated under SEC rules and includes, among other things, adjustments to values of unvested and vested equity awards based on year-end
stock prices and various accounting valuation assumptions.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On:			Annual Revenue Growth (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in thousands) (5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,453,257	($13,933,984)	$2,888,776	($4,103,371)	$154.48	$108.30	$419,416	28.4%
2021	$5,930,172	$26,698,904	$2,618,780	$9,947,826	$315.07	$147.70	$481,652	41.3%
2020	$4,704,626	$15,462,041	$1,875,283	$5,775,470	$168.91	$189.62	$327,160	24.5%

(1)
Columns (b) and (d) respectively list compensation amounts reported in the “Total” column of the Summary Compensation Table (SCT) for our CEO,
Arkadiy Dobkin
, and an average of the amounts from the “Total” column in the Summary Compensation Table for our four NEOs that are not our CEO, namely Jason Peterson, Balazs Fejes, Viktar Dvorkin, and Larry Solomon, for the respective years shown.

(2)
Column (c) reflects the “Compensation Actually Paid” to our CEO in each of 2022, 2021 and 2020 calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year

	2020	2021	2022

SCT Total Compensation	$4,704,626	$5,930,172	$6,453,257
Subtract equity award values in SCT	($3,250,908)	($4,000,024)	($4,666,857)
Add year-end value of unvested equity awards granted in the year	$8,210,331	$8,830,693	$6,369,771
Change in value of unvested equity awards granted in prior years	$7,457,887	$15,195,140	($11,264,101)
Change in value of equity awards granted in prior years which vested in the year	($1,659,895)	$742,923	($10,826,054)
Total	$15,462,041	$26,698,904	($13,933,984)

Stock option grant date fair values included in SCT Total Compensation are estimated using the Black-Scholes option
valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (
i.e.
, expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.

(3)
Column (e) reflects the average Compensation Actually Paid to our four NEOs that are not our CEO in each of 2022, 2021 and 2020, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year

	2020	2021	2022

SCT Total Compensation	$1,875,283	$2,618,780	$2,888,776
Subtract equity award values in SCT	($1,099,974)	($1,575,157)	($1,959,989)
Add year-end value of unvested equity awards granted in the year	$2,778,712	$3,477,363	$2,675,178
Change in value of unvested equity awards granted in prior years	$2,647,489	$5,085,424	($4,009,358)
Change in value of equity awards granted in prior years which vested in the year	($426,040)	$341,416	($3,697,978)
Total	$5,775,470	$9,947,826	($4,103,371)

Stock option fair values and time-vested restricted stock unit fair values as of the applicable measurement date were calculated as set forth in footnote 2.

(4)
Columns (f) and (g) represent, respectively, EPAM’s cumulative total shareholder return (EPAM TSR) and the cumulative TSR of our identified peer group (Peer Group TSR; Cognizant Technology Solutions Corp. (NASDAQ:CTSH), DXC Technology Company (NYSE:DXC), Endava plc (NYSE:DAVA), Globant S.A. (NYSE:GLOB), Infosys Ltd. (NYSE:INFY), Perficient, Inc. (NASDAQ:PRFT), and Wipro Limited (NYSE:WIT)) for the measurement periods ending on December 31 of each of the years shown in column (a).

(5)	Reflects “Net Income” in our Consolidated Statements of Income included in our Annual Report for each of the years ended December 31, 2022, 2021 and 2020.

(6)
Listed below in a tabular list are, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial
measures used to link compensation to performance.

Measure	Explanation
Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year
Adjusted Income from Operations*	A
non-GAAP
financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
* Refer to “Appendix A: Reconciliation of
Non-GAAP
Financial Measures to Comparable GAAP Measures” for additional information.

Company Selected Measure Name	Annual Revenue Growth
Named Executive Officers, Footnote [Text Block]	Columns (b) and (d) respectively list compensation amounts reported in the “Total” column of the Summary Compensation Table (SCT) for our CEO,
Arkadiy Dobkin
	, and an average of the amounts from the “Total” column in the Summary Compensation Table for our four NEOs that are not our CEO, namely Jason Peterson, Balazs Fejes, Viktar Dvorkin, and Larry Solomon, for the respective years shown.
Peer Group Issuers, Footnote [Text Block]	Columns (f) and (g) represent, respectively, EPAM’s cumulative total shareholder return (EPAM TSR) and the cumulative TSR of our identified peer group (Peer Group TSR; Cognizant Technology Solutions Corp. (NASDAQ:CTSH), DXC Technology Company (NYSE:DXC), Endava plc (NYSE:DAVA), Globant S.A. (NYSE:GLOB), Infosys Ltd. (NYSE:INFY), Perficient, Inc. (NASDAQ:PRFT), and Wipro Limited (NYSE:WIT)) for the measurement periods ending on December 31 of each of the years shown in column (a).
PEO Total Compensation Amount	$ 6,453,257	$ 5,930,172	$ 4,704,626
PEO Actually Paid Compensation Amount	$ (13,933,984)	26,698,904	15,462,041
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Column (c) reflects the “Compensation Actually Paid” to our CEO in each of 2022, 2021 and 2020 calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year

	2020	2021	2022

SCT Total Compensation	$4,704,626	$5,930,172	$6,453,257
Subtract equity award values in SCT	($3,250,908)	($4,000,024)	($4,666,857)
Add year-end value of unvested equity awards granted in the year	$8,210,331	$8,830,693	$6,369,771
Change in value of unvested equity awards granted in prior years	$7,457,887	$15,195,140	($11,264,101)
Change in value of equity awards granted in prior years which vested in the year	($1,659,895)	$742,923	($10,826,054)
Total	$15,462,041	$26,698,904	($13,933,984)

Non-PEO NEO Average Total Compensation Amount	$ 2,888,776	2,618,780	1,875,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,103,371)	9,947,826	5,775,470
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Column (e) reflects the average Compensation Actually Paid to our four NEOs that are not our CEO in each of 2022, 2021 and 2020, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year

	2020	2021	2022

SCT Total Compensation	$1,875,283	$2,618,780	$2,888,776
Subtract equity award values in SCT	($1,099,974)	($1,575,157)	($1,959,989)
Add year-end value of unvested equity awards granted in the year	$2,778,712	$3,477,363	$2,675,178
Change in value of unvested equity awards granted in prior years	$2,647,489	$5,085,424	($4,009,358)
Change in value of equity awards granted in prior years which vested in the year	($426,040)	$341,416	($3,697,978)
Total	$5,775,470	$9,947,826	($4,103,371)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
(6)
Listed below in a tabular list are, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial
measures used to link compensation to performance.

Measure	Explanation
Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year
Adjusted Income from Operations*	A
non-GAAP
financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
* Refer to “Appendix A: Reconciliation of
Non-GAAP
Financial Measures to Comparable GAAP Measures” for additional information.

Total Shareholder Return Amount	$ 154.48	315.07	168.91
Peer Group Total Shareholder Return Amount	108.3	147.7	189.62
Net Income (Loss)	$ 419,416,000	$ 481,652,000	$ 327,160,000
Company Selected Measure Amount	0.284	0.413	0.245
PEO Name	Arkadiy Dobkin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Revenue Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Income from Operations
Non-GAAP Measure Description [Text Block]	A
non-GAAP
	financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
PEO [Member] | equity award values in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,666,857)	$ (4,000,024)	$ (3,250,908)
PEO [Member] | year-end value of unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,369,771	8,830,693	8,210,331
PEO [Member] | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,264,101)	15,195,140	7,457,887
PEO [Member] | Change in value of equity awards granted in prior years which vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,826,054)	742,923	(1,659,895)
Non-PEO NEO [Member] | equity award values in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,959,989)	(1,575,157)	(1,099,974)
Non-PEO NEO [Member] | year-end value of unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,675,178	3,477,363	2,778,712
Non-PEO NEO [Member] | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,009,358)	5,085,424	2,647,489
Non-PEO NEO [Member] | Change in value of equity awards granted in prior years which vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,697,978)	$ 341,416	$ (426,040)